Consolidated Statement of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow hedging activities:
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification, Tax	$ 14	$ 0	$ 0
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, Tax	(14)	0	0
Pension and other postretirement benefits:
Other Comprehensive Income (Loss), Defined Benefit Plan, Net Actuarial Gain (Loss) Arising During Period, Tax	(18)	(27)	(20)
Other Comprehensive Income Loss, Reclassification Pension And Other Postretirement Benefit Plans Net Gain Loss Included In Net Periodic Benefit Cost (Credit), Tax	$ (4)	$ (7)	$ (4)